Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Subtotal	$ 11,139,204	$ 10,487,306
Less: accumulated depreciation	(7,351,637)	(6,903,753)
Property, plant and equipment, net	3,787,567	3,583,553
Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Subtotal	8,005,613	7,583,912
Machinery and equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Subtotal	2,456,548	2,262,271
Automobiles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Subtotal	85,776	83,113
Office and electric equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Subtotal	563,327	522,552
Construction-in-progress [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, Subtotal	$ 27,940	$ 35,458